Supplemental Consolidated Balance Sheet Information (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($) $ in Thousands		Sep. 30, 2023		Dec. 31, 2022		Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Sales tax payable		$ 6,019	[1]	$ 5,950	[1],[2]		$ 5,290	[2]
Accrued acquisition liabilities	[3]	2,180		3,502
Accrued construction costs		1,540		2,669			8,803
Accrued interest expense		1,041		240
Compensation related fees		944		2,285			3,491
Accrued warranty expenses		585		553		$ 398	398
Accrued professional fees		443		313			1,179
Accrued inventory purchases		63		569			201
Accrued consulting fees		9		20
Financing lease liabilities				152
Other current liabilities				127
Total accrued expenses and other current liabilities		$ 12,824		$ 16,380			$ 28,764

[1]	Sales tax payable primarily represents identified sales and use tax liabilities arising from our acquisition of Precision and Cascade. These amounts are included as part of our initial purchase price allocations and are the subject matter of an indemnification claim under the Precision and Cascade acquisition agreement.
[2]	Sales tax payable primarily represents identified sales and use tax liabilities arising from the acquisition of Precision and Cascade. These amounts are included as part of the initial purchase price allocations and are the subject matter of an indemnification claim under the Precision and Cascade acquisition agreement.
[3]	Accrued acquisition liabilities includes both the contingent consideration and the value of held back Common Stock associated with the 2022 acquisition of Lab Society and the 2021 acquisitions of Precision, Cascade and PurePressure.